PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) - 10K - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 34	$ 34	$ 26
Accumulated depreciation	(27)	(26)	(22)
Property and equipment, net	7	8	4
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	21	21	13
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13	$ 13	$ 13